Soon to Expire, Utilized State Net Operating Loss (Details) (State, USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
State
Change in deferred tax balances:
Beginning of expiration dates	March 31, 2014
Net operating losses potentially not utilized	$ 14.7